Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Prepaid insurance	$697	$628
Other	562	775
Total prepaid expenses and other current assets	$1,259	$1,403

Prepaid Expenses

5. Prepaid Expenses

Prepaid expenses consist of the following:

	December 31,
	2022	2021
Prepaid insurance	$628	$775
Other	775	1,508
Total prepaid expenses and other current assets	$1,403	$2,283